Grizzly Short Fund
Schedule of Investments
June 30, 2020 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 73.35%
Money Market Funds - 73.35%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.060% (a)(b)	101,221,003	$101,221,003
TOTAL SHORT-TERM INVESTMENTS (Cost $101,221,003)		$101,221,003

Total Investments (Cost $101,221,003) - 73.35%		$101,221,003
Other Assets in Excess of Liabilities - (b) 26.65%		36,777,425
TOTAL NET ASSETS - 100.00%		$137,998,428

Percentages are stated as a percent of net assets.

(a)	The rate quoted is the annualized seven-day effective yield as of June 30, 2020.
(b)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Grizzly Short Fund
Schedule of Securities Sold Short - (a)
June 30, 2020 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 90.27%
Aerospace & Defense - 3.20%
The Boeing Co.	9,593	$1,758,397
Cubic Corp.	14,632	702,775
TransDigm Group, Inc.	4,413	1,950,767
		4,411,939
Air Freight & Logistics - 1.81%
FedEx Corp.	17,844	2,502,086

Beverages - 2.04%
Keurig Dr Pepper, Inc.	72,910	2,070,644
Primo Water Corp.	54,299	746,611
		2,817,255
Biotechnology - 1.80%
Exact Sciences Corp.	28,588	2,485,441

Building Products - 1.68%
Lennox International, Inc.	9,977	2,324,541

Capital Markets - 0.84%
Moelis & Co. - Class A	37,223	1,159,869

Chemicals - 6.65%
Ashland Global Holdings, Inc.	35,304	2,439,506
DuPont de Nemours, Inc.	45,089	2,395,579
Livent Corp.	196,665	1,211,456
The Mosaic Co.	136,610	1,708,991
Sociedad Quimica y Minera de Chile SA - ADR	54,299	1,415,575
		9,171,107
Commercial Services & Supplies - 0.87%
US Ecology, Inc.	35,304	1,196,100

Communications Equipment - 0.45%
ViaSat, Inc.	16,309	625,776

Consumer Finance - 1.54%
American Express Co.	22,348	2,127,530

Electrical Equipment - 1.49%
Sunrun, Inc.	104,120	2,053,246

Electronic Equipment, Instruments & Components - 1.53%
Corning, Inc.	81,613	2,113,777

Energy Equipment & Services - 0.73%
Dril-Quip, Inc.	33,961	$1,011,698

Entertainment - 2.44%
Cinemark Holdings, Inc.	119,721	1,382,778
Live Nation Entertainment, Inc.	44,897	1,990,284
		3,373,062
Food Products - 3.31%
Bunge, Ltd.	55,066	2,264,865
Cal-Maine Foods, Inc.	23,024	1,024,107
The Simply Good Foods Co.	69,073	1,283,376
		4,572,348
Gas Utilities - 0.50%
New Jersey Resources Corp.	21,114	689,372

Health Care Equipment & Supplies - 10.58%
ABIOMED, Inc.	8,058	1,946,491
Align Technology, Inc.	8,442	2,316,822
Becton Dickinson and Co.	9,977	2,387,197
Boston Scientific Corp.	55,450	1,946,850
Glaukos Corp.	22,832	877,205
Intuitive Surgical, Inc.	3,837	2,186,438
Mesa Laboratories, Inc.	3,646	790,453
Shockwave Medical, Inc.	25,135	1,190,645
Silk Road Medical, Inc.	22,832	956,432
		14,598,533
Hotels, Restaurants & Leisure - 7.84%
Caesars Entertainment Corp.	158,086	1,917,583
Churchill Downs, Inc.	17,652	2,350,364
Norwegian Cruise Line Holdings, Ltd.	136,177	2,237,388
Red Rock Resorts, Inc. - Class A	105,336	1,149,216
Shake Shack, Inc. - Class A	24,175	1,280,791
Vail Resorts, Inc.	10,361	1,887,256
		10,822,598
Insurance - 0.56%
Erie Indemnity Co. - Class A	4,029	773,165

Interactive Media & Services - 1.88%
Snap, Inc. - Class A	110,324	2,591,511

Internet & Direct Marketing Retail - 1.53%
Expedia Group, Inc. - Class A	25,710	2,113,362

IT Services - 4.52%
Broadridge Financial Solutions, Inc.	15,733	1,985,347
Global Payments, Inc.	10,937	1,855,134
Square, Inc. - Class A	22,832	2,395,990
		6,236,471
Machinery - 2.88%
Chart Industries, Inc.	26,670	$1,293,228
Hillenbrand, Inc.	37,606	1,017,994
Ingersoll Rand, Inc.	58,904	1,656,381
		3,967,603
Multiline Retail - 1.37%
Kohl's Corp.	91,130	1,892,770

Multi-Utilities - 1.55%
Ameren Corp.	30,315	2,132,963

Oil, Gas & Consumable Fuels - 2.95%
Concho Resources, Inc.	26,478	1,363,617
Occidental Petroleum Corp.	120,754	2,209,798
PDC Energy, Inc.	40,484	503,621
		4,077,036
Personal Products - 1.47%
The Estee Lauder Companies, Inc. - Class A	10,745	2,027,367

Pharmaceuticals - 1.15%
Elanco Animal Health, Inc.	74,061	1,588,608

Real Estate Investment Trusts (REITs) - 1.39%
STAG Industrial, Inc. - Class A	65,235	1,912,690

Real Estate Management & Development - 1.24%
The Howard Hughes Corp.	32,810	1,704,480

Road & Rail - 1.60%
Lyft, Inc. - Class A	66,770	2,204,078

Software - 7.92%
8x8, Inc.	41,060	656,960
Elastic NV	24,559	2,264,585
Q2 Holdings, Inc.	30,315	2,600,724
Workday, Inc. - Class A	11,704	2,192,862
Yext, Inc.	63,317	1,051,695
Zscaler, Inc.	19,762	2,163,939
		10,930,765
Specialty Retail - 4.57%
Five Below, Inc.	22,065	2,358,969
L Brands, Inc.	137,868	2,063,884
Ross Stores, Inc.	22,075	1,881,673
		6,304,526
Textiles, Apparel & Luxury Goods - 4.39%
Canada Goose Holdings, Inc. (b)	65,619	1,520,392
Gildan Activewear, Inc. (b)	39,525	612,242
Lululemon Athletica, Inc. (b)	6,670	2,081,107
VF Corp.	30,315	1,847,396
		6,061,137
TOTAL COMMON STOCKS (Proceeds $121,220,217)		$124,574,810

INVESTMENT COMPANIES - 7.27%
Exchange Traded Funds - 7.27%
iShares Core S&P 500 ETF	32,363	$10,022,498
TOTAL INVESTMENT COMPANIES (Proceeds $9,764,940)		$10,022,498

TOTAL SECURITIES SOLD SHORT
(Proceeds $130,985,157) - 97.54%		$134,597,308

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Grizzly Short Fund

Summary of Fair Value Exposure at June 30, 2020 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of June 30, 2020:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$101,221,003	$–	$–	$101,221,003
Total Investments in Securities	$101,221,003	$–	$–	$101,221,003

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$124,574,810	$–	$–	$124,574,810
Exchange Traded Funds	10,022,498	-	-	10,022,498
Total Securities Sold Short	$134,597,308	$–	$–	$134,597,308

The Fund did not invest in any Level 3 securities during the period.